Other Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income [Abstract]
Gain on settlement of payables	[1]	$ 125,312
Government subsidy		17,394
Exchange gain			68,436
Others		3,917
Total other income		$ 146,623	$ 68,436

[1]	In 2014, the Company entered into a Morpheus software licence agreement with a third-party service provider for a total consideration of $200,000. The service has been provided and charged as selling expenses in 2016. As of December 31, 2016, an amount of $125,000 remained unpaid. In 2017, the service provider has agreed to waive its entitlement to the remaining balance and the accrued amount was written back as other income.